12. PROPERTY, PLANT AND EQUIPMENT (Details Narrative)	12 Months Ended
Dec. 31, 2017
McClean Lake Project
Disclosure of detailed information about property, plant and equipment [line items]
Interest in joint operations	22.50%
Midwest Project
Disclosure of detailed information about property, plant and equipment [line items]
Interest in joint operations	25.17%
Wheeler River Project
Disclosure of detailed information about property, plant and equipment [line items]
Interest in joint operations	63.30%
Waterbury Lake Project
Disclosure of detailed information about property, plant and equipment [line items]
Interest in joint operations	64.22%
Johnston Lake Project
Disclosure of detailed information about property, plant and equipment [line items]
Interest in joint operations	100.00%
Mann Lake Project
Disclosure of detailed information about property, plant and equipment [line items]
Interest in joint operations	30.00%
Wolly Project
Disclosure of detailed information about property, plant and equipment [line items]
Interest in joint operations	21.89%